Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory
	September 30,	December 31,
	2020	2019
	($ in thousands)
Finished goods	$306	$173
Work in process	290	81
Raw materials and supplies	792	982
	$1,388	$1,236

	December 31,
	2019	2018
	($ in thousands)
Finished goods	$173	$284
Work in process	81	111
Raw materials and supplies	982	739